Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Stockholders' Equity
Stockholders’ Equity
Common Stock
During the nine months ended September 30, 2013, the Company issued a total of 200,333,477 shares of common stock of which: (i) 2,663,114 shares were issued upon the conversion of Series C-1[2] Preferred; (ii)  10,095,731 shares were issued upon the conversion of  Series D-1[2] Preferred; (iii)  800,000 shares of unregistered common stock were issued to our President and Chief Executive Officer; (iv) 300,000 shares of unregistered common stock were issued to a director; (v) 700,000 shares of unregistered common stock were issued to two employees; (vi)  200,000 shares of restricted stock were issued to one employee; (vii) 2,000,000 shares were issued upon the vesting of restricted stock units; (viii) 87,142,857 shares of restricted stock were issued to management as a result of the Private Placement and (ix) 96,431,775 shares of restricted stock issued to current and new investors as a result of the Private Placement.
Preferred Stock
As of September 30, 2013, the Company’s Board of Directors is authorized to issue 8,000,000 shares of preferred stock, with a par value of $0.0001 per share, in one or more series, of which 11,000 are designated Series C-1[2] Preferred, 22,000 are designated Series C-2[2] Preferred, 5,134 are designated Series D-1[2] Preferred, 10,868 are designated Series D-2[2] Preferred and 10,000 are designated Series F Preferred. As of September 30, 2013, 7,081 shares of Series C-1[2] Preferred and 3,250 shares of Series F Preferred were issued and outstanding.
On September 24, 2013 the Company entered into a Securities Purchase Agreement in which it issued shares of a new series of convertible preferred stock. The new series of preferred stock was designated as Series F Convertible Preferred Stock ("Series F Preferred"). As a result of the Private Placement the company issued 3,250 shares of Series F Preferred. The Series F Preferred is convertible into shares of common stock at a conversion rate of 14,285 shares of common stock for each share of Series F Preferred. There are no dividends on the Series F Preferred but there is a 9.999% conversion blocker and a liquidation preference for the face value of $1,000 per share.
Also on September 24, 2013 the Company paid dividends in kind to holders of the Series C-1[2] Preferred and Series C-2[2] Preferred. The Series C-1[2] Preferred and Series C-2[2] Preferred received 311 and 27 shares, respectively, of the corresponding preferred.
On May 25, 2013 the Company paid dividends in kind to holders of the Series C-1[2] Preferred and Series C-2[2] Preferred. The Series C-1[2] Preferred and Series C-2[2] Preferred received 433 and 30 shares, respectively, of the corresponding preferred.
From January 1, 2013 through September 30, 2013, there were 11 shares of Series C-1[2] Preferred and 47 shares of Series D-1[2] Preferred converted into 2,663,114 and 10,095,731 shares of common stock, respectively.
On September 24, 2013 the Company entered into an Exchange Agreement with certain preferred holders (See Note 3)
Warrants
In connection with the Company’s public offering of shares of Common Stock and warrants to purchase shares of Common Stock in May 2008, the Company issued warrants to purchase 390 shares of the Company’s Common Stock. The warrants were immediately exercisable upon grant, had an exercise price of $21,500 per share and remained exercisable for five years. On May 12, 2013 the 390 warrants issued in the May 2008 public offering expired. As of September 30, 2013, there were 0 warrants outstanding.
Share-Based Compensation
Share-Based Compensation Plan
On September 24, 2013 a majority of the shareholders of the Company signed a written consent in lieu of a meeting (the "Written Consent"). The Written Consent approved and adopted an equity compensation plan entitled the 2013 Equity Incentive Plan (the “2013 Equity Plan”). The 2013 Equity Plan is an omnibus equity compensation plan that permits the issuance of various types of equity-based compensation, including options, stock awards, stock appreciation rights and restricted stock units, as well as cash awards, to employees, directors and eligible consultants of the Company. The 2013 Equity Plan has a ten-year term and, subject to shareholder approval as provided under Section 422 of the Internal Revenue Code of 1986, as amended, will permit the issuance of incentive stock options. The administrator under the plan has broad discretion to establish the terms of awards, including the size, term, exercise price (if applicable) and applicable vesting conditions.
Stock Options
The Company’s share-based plans permit the grant of stock options (both incentive and nonqualified stock options), restricted stock and restricted stock units to certain employees, directors and consultants.
The following table summarizes share-based compensation expense related to stock options by expense category (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Research and development	$250	$267	$897	$503
General and administrative	1,892	2,384	6,854	4,527
Stock option share-based compensation expense included in operating expenses	$2,142	$2,651	$7,751	$5,030

As of September 30, 2013 there was no unrecognized stock option share-based compensation expense. If there are any modifications or cancellations of underlying unvested share-based awards, we may be required to accelerate, increase or cancel remaining unearned share-based compensation expense. Future share-based compensation expense and unearned share-based compensation will increase to the extent that we grant additional share-based awards.
On September 24, 2013 the Company canceled 592,230,471 stock options to an officer, a director and an employee which were granted on April 10, 2012. The stock options were replaced with restricted stock awards ("RSAs"). On September 24, 2013 the options were revalued and the new RSAs granted were valued in accordance with modification guidance for share-based compensation expense. Share-based compensation expense continued to be recognized until September 24, 2013, at which point the remaining $17,000,000 of unrecognized share-based compensation expense at the time of modification was attributed to the new RSAs and there is no further stock option share-based compensation expense to be recognized as of September 30, 2013.
A summary of the Company’s stock option activity and related data for the nine months ended September 30, 2013 is as follows:

	Outstanding Options
	Number of Shares	Weighted-Average Exercise Price
Balance at December 31, 2012	592,230,567	$0.0655
Granted
Forfeited/Expired	(5)	88,740
Canceled	(592,230,471)	0.0655
Balance at September 30, 2013	91	$16,192

Restricted Stock
On September 24, 2013, the Company issued restricted stock awards RSAs of 66,352,429 to an officer, 3,981,146 to a director and 16,809,282 to three employees. The grant to the officer, director and one of the employees are for the replacement of canceled stock options and RSUs granted on September 24, 2012, which is a result of the capital restructuring that took place on September 24, 2013. The RSAs were granted outside of the 2013 Equity Plan but are governed in all respects by the 2013 Equity Plan. Vesting terms of the RSAs granted on September 24, 2013 can be found in our 8-K filed with the SEC on September 25, 2013.
In April 2013, the Company issued an aggregate of 200,000 shares of restricted stock to an employee. The shares were issued under the 2010 Plan and vest quarterly beginning on January 14, 2013. These shares are subject to a reacquisition right if the services of the holder are terminated during the vesting period.  No consideration is paid for the redemption of the shares under the reacquisition right, but the holder is required to return to the Company any cash dividends paid or payable with respect to the shares.
The grant date fair value is the market value on the grant date multiplied by the number of shares granted and share-based compensation expense is recognized on a straight-line basis over the vesting period. The share-based compensation expense for restricted stock during the three and nine months ended September 30, 2013 is $7,000 and $51,000 for research and development expenses, respectively. The remaining unamortized share-based compensation expense for research and development to be recognized over the next 20 months is $1,900,000. The share-based compensation expense during the three and nine months ended September 30, 2013 is $593,000 and $714,000 for general and administrative expenses, respectively. The remaining unamortized share-based compensation expense for general and administrative to be recognized over the next 38 months is $17,000,000.
Restricted Stock Units
The share-based compensation expense during the three and nine months ended September 30, 2013 by expense category was zero and $52,000 for general and administrative expenses respectively. The share-based compensation expense during the three and nine months ended September 30, 2013 was $47 and $157 for research and development expenses, respectively. On September 24, 2013 the Company canceled 10,375,111 RSUs that were granted on April 10, 2012 to a director and an employee. As a result of the modification the remaining unamortized share-based compensation expense to be recognized over the remaining service period for the restricted stock units was transferred to the new RSAs and as of September 30, 2013 there is no unamortized share-based compensation expense relating to restricted stock units to be recognized.
The following table summarizes all share-based compensation expense related to stock options, restricted stock and restricted stock units by expense category (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Research and development
Stock options	$250	$267	$897	$503
Restricted stock	7	12	51	23
Restricted stock units	—	—	—	—
General and administrative
Stock options	1,892	2,384	6,854	4,527
Restricted stock	593	46	714	86
Restricted stock units	—	253	52	533
Share-based compensation expense included in operating expenses	$2,742	$2,962	$8,568	$5,672

Stockholders’ Equity
Reverse Stock Splits
The Board of Directors approved the 2012 Reverse Stock Split of the Company’s Common Stock, which became effective on February 17, 2012, with an exchange ratio of 1-for-100. As a result of the 2012 Reverse Stock Split, each 100 shares of the Company’s issued and outstanding Common Stock were automatically reclassified as, and changed into, one share of the Company’s Common Stock. No fractional shares were issued in connection with the 2012 Reverse Stock Split. Stockholders who were entitled to fractional shares instead became entitled to receive a cash payment in lieu of receiving fractional shares (after taking into account and aggregating all shares of the Company’s Common Stock then held by such stockholder) equal to the fractional share interest. The 2012 Reverse Stock Split affected all of the holders of the Company’s Common Stock uniformly. Shares of the Company’s Common Stock underlying outstanding options and warrants were proportionately reduced and the exercise prices of outstanding options and warrants were proportionately increased in accordance with the terms of the agreements governing such securities. Shares of the Company’s Common Stock underlying outstanding convertible preferred stock and warrants were proportionately reduced and the conversion rates were proportionately decreased in accordance with the terms of the agreements governing such securities.
The Board of Directors approved the 2011 Reverse Stock Split of the Company’s Common Stock, which became effective on April 14, 2011, with an exchange ratio of 1-for-100. As a result of the 2011 Reverse Stock Split, each 100 shares of the Company’s issued and outstanding Common Stock were automatically reclassified as, and changed into, one share of the Company’s Common Stock. No fractional shares were issued in connection with the 2011 Reverse Stock Split. Stockholders who were entitled to fractional shares instead became entitled to receive a cash payment in lieu of receiving fractional shares (after taking into account and aggregating all shares of the Company’s Common Stock then held by such stockholder) equal to the fractional share interest. The 2011 Reverse Stock Split affected all of the holders of the Company’s Common Stock uniformly. Shares of the Company’s Common Stock underlying outstanding options and warrants were proportionately reduced and the exercise prices of outstanding options and warrants were proportionately increased in accordance with the terms of the agreements governing such securities. Shares of the Company’s Common Stock underlying outstanding convertible preferred stock and warrants were proportionately reduced and the conversion rates were proportionately decreased in accordance with the terms of the agreements governing such securities.
All Common Stock share and per share information in the accompanying consolidated financial statements and notes included in this report have been restated to reflect retrospective application of the two reverse stock splits for all periods presented, except for par value per share and the number of authorized shares, which were not affected by the 2012 Reverse Stock Split or 2011 Reverse Stock Split.
Preferred Stock
As of December 31, 2012, the Company’s Board of Directors is authorized to issue 8,000,000 shares of preferred stock, with a par value of $0.0001 per share, in one or more series, of which 11,000 are designated for Series C-1[2] Stock, 22,000 are designated Series C-2[2] Stock, 5,134 are designated Series D-1[2] Stock and 10,868 are designated Series D-2[2] Stock. As of December 31, 2012, 5,792 shares of Series C-1[2] Stock, 500 shares of Series C-2[2] Stock and 4,615 shares of Series D-1[2] Stock were issued and outstanding. As of December 31, 2011, 5,043 shares of Series C-1[1] Preferred were issued and outstanding.
Warrants
In connection with the May 2008 public offering, the Company issued warrants to purchase 390 shares of the Company’s Common Stock. The warrants were immediately exercisable upon issuance, have an exercise price of $21,500 per share and remain exercisable for 5 years. As of December 31, 2012, all of these warrants were outstanding and 390 shares of Common Stock are reserved for issuance upon exercise of the warrants.
Stock Option Plans
In June 1994, the Company adopted the La Jolla Pharmaceutical Company 1994 Stock Incentive Plan (the “1994 Plan”), under which, as amended, 164 shares of Common Stock were authorized for issuance. The 1994 Plan expired in June 2004, and as shares have forfeited or expired, they have been retired reducing the number of shares authorized for issuance. As of December 31, 2012, there were a total of 5 options outstanding and authorized for issuance under the1994 Plan.
In May 2004, the Company adopted the La Jolla Pharmaceutical Company 2004 Equity Incentive Plan (the “2004 Plan”), under which, as amended, 640 shares of Common Stock were authorized for issuance. The 2004 Plan provides for the grant of incentive and non-qualified stock options, as well as other share-based payment awards, to employees, directors, consultants and advisors of the Company with up to a 10-year contractual life and various vesting periods as determined by the Company’s Compensation Committee or the Board of Directors, as well as automatic fixed grants to non-employee directors of the Company. As of December 31, 2012, there were a total of 75 options outstanding and 537 shares remained available for future grant under the 2004 Plan.
In May 2010, the Company granted options to purchase a total of 580 shares of Common Stock to two employees. These grants were made outside of the Company’s existing stockholder-approved equity compensation plans but were otherwise legally binding awards and did not require stockholder approval. These stock options were treated in all respects as if granted under the Company’s 2010 Equity Incentive Plan (the “2010 Plan”). During the first quarter of 2012, following termination of the two employees, the options were forfeited and are no longer available for grant.
In August 2010, the Company adopted the 2010 Plan under which 960 shares of Common Stock were authorized for issuance. The 2010 Plan is similar to the 2004 Plan. The 2010 Plan provided for automatic increases to the number of authorized shares available for grant; and as such, in May and September 2011, the authorized shares were increased by 33 and 16,007 shares, respectively, to the maximum authorized allowed of 17,000 shares. In May 2012, the stockholders approved an amendment to the 2010 Plan that increased the amount of shares authorized to 1,188,414, with automatic quarterly increases on the first day of each quarter based on 10% of the outstanding shares of Common Stock as of the last day of the previous quarter end. The authorized shares were increased by 47,804 and 120,520 at July and October 2012, respectively. The adjustments will continue through to the quarter ending June 30, 2015, but in no event will the number of shares issuable exceed 676,640,705. As of December 31, 2012, there were a total of 16 options outstanding and 1,356,722 shares remained available for future grant under the 2010 Plan. On January 1, 2013, the authorized shares automatically increased by 70,000 shares.
In April 10, 2012, the Company awarded options to purchase up to 592,230,471 shares of Common Stock to the Chief Executive Officer, a board member and an employee. The inducement options were granted outside of the 2010 Plan, but are subject to the terms and conditions of the 2010 Plan. The inducement options were granted at an exercise price of $0.06. Two of the grants vest 25% on the one-year anniversary date of the grants and 1/48 of the shares monthly thereafter. The grant to the board member vests quarterly over a one-year period.
Options granted under each of the Plans must have an exercise price equal to at least 100% of the fair market value of the Company’s Common Stock on the date of grant. The options will generally have a maximum contractual term of ten years and vest at the rate of one-fourth of the shares on the first anniversary of the date of grant and 1/48 of the shares monthly thereafter.
A summary of the Company’s stock option award activity as of and for the years ended December 31, 2012 and 2011 is as follows:

	Outstanding Options
	Shares Underlying Stock Options	Weighted-Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	980	$20,370
Granted	—	$—
Forfeited/Expired	(86)	$50,529
Outstanding at December 31, 2011	894	$17,462
Granted	592,230,471	$0.06
Forfeited/Expired	(798)	$12,095
Outstanding at December 31, 2012	592,230,567	$0.0655	9.27	$2,961,152
Vested and expected to vest at December 31, 2012	592,230,567	$0.0655	1.17	$2,961,152
Exercisable at December 31, 2012	14,180,719	$0.2917	9.27	$70,903

The weighted-average grant date fair value of options granted during the year ended December 31, 2012 was $0.0598 per share. As of December 31, 2012, approximately $27,832,000 of total unrecognized compensation costs related to non-vested stock option awards is expected to be recognized over a weighted average period of approximately 1.2 years. No stock option exercises occurred during the years ended December 31, 2012 and 2011.
The fair value of each option award is estimated on the date of grant using a Black-Scholes option pricing model (“Black-Scholes model”) that uses the assumptions noted in the following table. Expected volatility is based on historical volatility of the Company’s Common Stock. In determining the expected life of the options, the Company uses the “simplified” method. Under this method, the expected life is presumed to be the mid-point between the vesting date and the end of the contractual term. The Company will continue to use the “simplified” method until it has sufficient historical exercise data to estimate the expected life of the options. The risk-free interest rate is based on the U.S. Treasury yield for a period consistent with the expected term of the option in effect at the time of the grant. The dividend yield assumption is based on the expectation of no future dividend payments by the Company.
The Company estimated the fair value of each option grant on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	December 31,
	2012	2011
Risk-free interest rate	1.1%	0%
Dividend yield	0%	0
Volatility	236%	0%
Expected life	6.04 years	0 years

Share-based compensation expense recognized in the Consolidated Statements of Operations for fiscal years 2012 and 2011 is based on awards ultimately expected to vest. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Forfeitures for 2012 and 2011 were estimated to be zero for both years.
At December 31, 2012, the Company has reserved 607,318,125 shares of Common Stock for future issuance upon exercise of all options granted or to be granted under the 1994, 2004 and 2010 Plans, as well as for awards granted outside of the Company’s equity compensation plans.
Restricted Stock Awards
In April 2012, the Company issued restricted stock awards (“RSAs”) to the Chief Executive Officer, a board member and an employee. RSAs are grants that entitle the holder to acquire shares of the Company’s Common Stock for no cash consideration. The shares covered by RSAs cannot be sold, pledged, or otherwise disposed of until the award vests, and any unvested shares are subject to a reacquisition right following the awardee’s termination of service. No consideration is paid for the redemption of the shares under the reacquisition right, but the holder is required to return to the Company any cash dividends paid or payable with respect to the shares.
The RSAs were issued outside of the 2010 Plan but are subject to the terms and conditions of the 2010 Plan. The total restricted shares of 2,987,850 vested on January 19, 2013. The stock-based compensation cost of RSAs is measured by the market value of the Company’s Common Stock on the date of grant. The grant date value of the award is amortized on a straight-line basis over the vesting period. The weighted-average grant date value was $0.06 per share. The share-based compensation expense for the year ended December 31, 2012 by expense category was $132,000 and $35,000 for general and administrative expense and research and development expense, respectively. The remaining unamortized share-based compensation expense to be recognized through January 19, 2013 is $12,000.
Restricted Stock Units
On April 10, 2012, the Company granted restricted stock units (“RSUs”) of 14,219 units to an employee and 10,360,892 units to a board member, where each RSU represents a contingent right to receive one share of the Company’s Common Stock. The RSUs are to vest according to a defined schedule in each agreement. Upon the designated vesting dates, the holders will receive Common Stock of the Company. The RSU for the board member vests quarterly beginning on April 20, 2012 and ending on January 20, 2013. Twenty-five percent of the RSU for the employee vested on January 19, 2013 with the remainder vesting monthly thereafter for 36 months.
On August 17, 2012, the Company granted RSUs of 2,700,000 units to two non-employee consultants, where each RSU represents a contingent right to receive one share of the Company’s Common Stock. The RSUs are to vest according to a defined schedule in each agreement. Upon the designated vesting dates, the holders will receive Common Stock of the Company. The RSU for one consultant vested monthly beginning on August 20, 2012 and ending on January 20, 2013. The RSU for the second consultant vested forty-five and one half percent (45.5)% on August 20, 2012 and the remainder vested monthly thereafter until January 20, 2013.
The stock-based compensation cost of RSUs is measured by the market value of the Company’s Common Stock on the date of grant. The grant date value of the award is amortized on a straight-line basis over the vesting period. The weighted-average grant date value was $0.06 per RSU for the April 10, 2012 grant and $0.069 per RSU for the August 17, 2012 grant. The share-based compensation expense relating to RSUs for the year ended December 31, 2012 by expense category was $755,000 and $205 for general and administrative expense and for research and development expense, respectively. The remaining unamortized share-based compensation expense to be recognized up through January 20, 2013 is $24,000 for the board member’s RSU and $18,000 for the consultants’ RSUs. The employee’s RSU has unamortized share-based compensation expense of $648 to be recognized over the remaining service period of 3 years.
Employee Stock Purchase Plan
During 2011 the Company suspended all activity under the Employee Stock Purchase Plan (“ESPP”), which was adopted in 1995. There were no employee stock purchases in 2012 or 2011.